REDEEMABLE NON-CONTROLLING INTERESTS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
REDEEMABLE NON-CONTROLLING INTERESTS
Net loss attributable to the redeemable non-controlling interests shareholders			¥ 41,753
Redeemable non-controlling interests
Opening balance			1,056,939	¥ 1,000,849
Net loss attributable to the redeemable non-controlling interest			(30,852)	(32,329)
Accretion of redeemable non-controlling interest			86,941	88,419
Payment of redeemable non-controlling interest			(1,729)
Reclassified to accrued expenses and other current liabilities			(240,474)
Ending balance			¥ 870,825	¥ 1,056,939
1 Pharmacy Technology
REDEEMABLE NON-CONTROLLING INTERESTS
Ordinary shares issued to private placement investors( as a percentage)	9.20%	9.20%
Total consideration	¥ 934,820	¥ 934,820
Annual interest rate {as a percentage)	6.00%	6.00%	0.06%
Total number of shares increased	66,318,885	66,318,885